FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of significant unobservable inputs (Level 3 inputs) used in measuring the warrants
	September 3,	December 31
	2020	2019
Exercise price	$6.72-$8.80	$2.55-$4.74
Expected volatility	72.29%	72.29%
Risk free rate	0.22%	1.5-1.67%
Expected life (years)	3.98-5	4.65-5
Dividend yield	-	-

Schedule of Changes in the Fair Value of Derivative Warrant Liability
Balance as of December 31, 2018	$-

Issuance of warrants in connection with convertible notes (Note 5 (b))	445
Changes in fair value	2

Balance as of December 31, 2019	$447

Changes in fair value	1,105
Equity classification of a derivative warrant liability	(1,552)
$-